Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 3,789,200	$ 2,750,569
Net income	5,444	3,331
Other comprehensive income (loss)	(242,655)	152,288
Purchases and issuances	618,044	985,500
Sales and settlements	(98,489)	(40,099)
Transfer into and/or out of Level 3, net	(49,310)	(62,889)
Ending balance	4,022,234	3,789,200
Realized gains (losses) included in net Income related to financial instruments	2,210	2,871
Available-for-sale Securities | Foreign government
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	34,906	32,382
Other comprehensive income (loss)	(1,622)	2,524
Ending balance	33,284	34,906
Available-for-sale Securities | Public utilities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	193,162	58,796
Other comprehensive income (loss)	(10,278)	11,366
Purchases and issuances	68,300	123,000
Sales and settlements	(679)
Transfer into and/or out of Level 3, net	(49,310)
Ending balance	201,195	193,162
Available-for-sale Securities | Corporate securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	3,501,577	2,523,244
Net income	3,344	670
Other comprehensive income (loss)	(237,236)	136,784
Purchases and issuances	549,744	862,500
Sales and settlements	(89,626)	(21,621)
Ending balance	3,727,803	3,501,577
Realized gains (losses) included in net Income related to financial instruments	140	341
Available-for-sale Securities | Collateralized debt obligations
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	54,766	66,958
Net income	2,009	2,899
Other comprehensive income (loss)	6,413	1,638
Sales and settlements	(6,316)	(16,729)
Ending balance	56,873	54,766
Realized gains (losses) included in net Income related to financial instruments	1,984	2,268
Available-for-sale Securities | Collateralized debt obligations | Adjustments To Fair Value
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending balance	56,872
Available-for-sale Securities | Mortgage-backed securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	4,789	69,189
Net income	91	262
Other comprehensive income (loss)	68	(24)
Sales and settlements	(1,868)	(1,749)
Transfer into and/or out of Level 3, net		(62,889)
Ending balance	3,080	4,789
Realized gains (losses) included in net Income related to financial instruments	86	262
Derivative Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	7,884	70,145
Net income	593,079	512,096
Sales and settlements	(592,297)	(574,357)
Ending balance	8,666	7,884
Realized gains (losses) included in net Income related to financial instruments	782	(57,935)
Derivative Assets | Collateralized debt obligations
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending balance	3,819
Derivative liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	(51,705)	(7,059)
Net income	(242,038)	(408,325)
Sales and settlements	264,492	363,679
Ending balance	(29,251)	(51,705)
Realized gains (losses) included in net Income related to financial instruments	22,453	(44,646)
Reserve at Fair Value
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	(10,961,562)	(10,612,779)
Net income	(1,015,824)	(793,258)
Purchases and issuances	(1,232,687)	(1,143,374)
Sales and settlements	1,266,612	1,587,849
Ending balance	(11,943,461)	(10,961,562)
Realized gains (losses) included in net Income related to financial instruments	$ (2,248,511)	$ 1,936,632